Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of inventories

	2021	2020

Stores	1,646	2,453
Distribution centers	773	1,134
Inventories – Éxito Group	2,884	2,879
Real Estate Inventory – Éxito Group	50	142
Allowance for losses on inventory obsolescence and damages (note nº9.2)	(96)	(72)
	5,257	6,536

Schedule of estimated losses on obsolescence and breakage

	2021	2020	2019

At the beginning of the year	(72)	(95)	(65)
Additions	(63)	(40)	(51)
Business combination	-	-	(22)
Write-offs / reversal	37	16	35
Foreign currency translation adjustment	2	(4)	-
Deconsolidation of Sendas	-	51	8
At the end of the year	(96)	(72)	(95)